Principal Variable Contracts Funds, Inc.
Supplement dated December 13, 2019
to the Prospectus dated May 1, 2019
(as previously supplemented)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR INTERNATIONAL EMERGING MARKETS ACCOUNT
In the Management section, under Investment Advisor and Portfolio Managers, add the following to the alphabetical list of portfolio managers:
Paul H. Blankenhagen (since 2019), Portfolio Manager